RESTATEMENTS (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Warrants issued	$ 138,631	$ 233,125	$ 164,497
Foreign currency translation – Accumulated other comprehensive loss		(3,861)	160,307
Net Loss for the year	$ (1,323,850)	(1,198,353)	(989,232)
As Previously Reported [Member]
Warrants issued		566,760	485,912
Foreign currency translation – Accumulated other comprehensive loss		(602)	1,694
Net Loss for the year		(1,768,095)	(1,370,750)
Adjustment [Member]
Warrants issued		(333,635)	(321,415)
Foreign currency translation – Accumulated other comprehensive loss		(3,259)	158,613
Net Loss for the year		$ 569,742	$ 381,518